Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of profit/(loss) before income taxes for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Cayman Islands	(319,552)	(121,803)	(37,180)	(5,355)
PRC	(886,685)	(4,973,255)	(1,918,803)	(276,366)
U.S.	28,700	22,543	(71,133)	(10,245)
Other foreign countries	(136,320)	(94,301)	(61,404)	(8,844)
Total loss before income taxes	(1,313,857)	(5,166,816)	(2,088,520)	(300,810)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense/(benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Current tax expense:
PRC	67,776	11,764	329	47
U.S.	22,536	9,367	6,664	960
Other foreign countries	387	14,155	3,263	470
Total current income tax expense	90,699	35,286	10,256	1,477
Deferred income tax expense/(benefit):
PRC	(7,500)	695,702	—	—
U.S.	(2,922)	203	2,517	363
Other foreign countries	9,446	—	122	17
Total deferred income tax expense/(benefit)	(976)	695,905	2,639	380
Total income tax expense/(benefit)	89,723	731,191	12,895	1,857

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provisions for income tax computed applying the statutory CIT and the Group’s effective tax rate:

	2014	2015	2016
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	4.48%	10.07%	7.34%
Tax rate differential for non-PRC entities	7.19%	2.18%	1.56%
Tax holiday	(0.08)%	0.50%	0.00%
Research and development tax credit	(2.03)%	(0.39)%	(0.66)%
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.17%	0.29%	0.68%
Share based compensation	0.67%	0.06%	0.02%
Entertainment expenses	0.10%	0.02%	0.04%
Change in valuation allowance	15.88%	25.50%	16.62%
Dividend withholding tax	(0.04)%	(0.00)%	0.01%
Others*	5.50%	0.92%	0.01%
Actual income tax expense/(benefit)	6.84%	14.15%	0.62%

*For the year ended December 31, 2014, the Company recorded an out of period adjustment to increase income tax expense that is immaterial to the current and prior years in the amount of RMB 34,352.

Schedule of Earnings Per Share, And Effect Of Preferential Tax [Table Text Block]
The following table sets forth the effect of preferential tax on China operations, including PRC tax holiday for the year ended December 31, 2014 and PRC tax rate differential, preferential rate and Tax holiday for the year ended December 31 2015 and 2016, respectively:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Tax holiday effect ((increase)/decrease)	(12,483)	—	—	—
Basic net loss per share effect ((increase)/decrease)	(0.07)	—	—	—
Diluted net loss per share effect ((increase)/decrease)	(0.07)	—	—	—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2015	2016
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	196,843	279,131	40,203
Inventories	10,488	18,596	2,678
Employee benefits	21,071	26,943	3,881
Accrued warranty	118,532	126,144	18,169
Property, plant and equipment and fixed asset related subsidies	1,178,084	1,421,003	204,667
Net operating loss carryforwards	948,715	1,239,983	178,595
Investment loss	9,234	15,552	2,240
Provision for inventory purchase commitment	211,437	224,982	32,404
Total gross deferred income tax assets	2,694,404	3,352,334	482,837
Valuation allowance	(2,691,684)	(3,352,131)	(482,808)
Net deferred income tax assets	2,720	203	29
Gross deferred income tax liabilities:
Intangible assets	(8,804)	(8,804)	(1,268)
Withholding income tax	(4,093)	(4,215)	(607)
Total gross deferred income tax liabilities	(12,897)	(13,019)	(1,875)

Schedule Of Current And Noncurrent Net Deferred Income Tax [Table Text Block]
	Year ended December 31,
	2015	2016
	RMB	RMB	US$

Current deferred income tax assets	—	—	—
Non-current deferred income tax assets	2,720	203	29
Current deferred income tax liabilities	(4,093)	(4,215)	(607)
Non-current deferred income tax liabilities, included in other liabilities	(8,804)	(8,804)	(1,268)
Net deferred income tax liabilities	(10,177)	(12,816)	(1,846)

Summary of Valuation Allowance [Table Text Block]
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Balance at the beginning of the year	1,174,988	1,311,342	2,691,684	387,683
Additions of valuation allowance	159,355	1,409,078	690,704	99,483
Reduction of valuation allowance	(23,001)	(28,736)	(30,257)	(4,358)
Balance at the end of the year	1,311,342	2,691,684	3,352,131	482,808